Borrowings - Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Interest on contingent consideration	$ 39	$ 18	$ 55	$ 36
Interest on lease obligations	69	90	144	175
Interest and amortization of deferred financing costs on credit facility	0	72	0	84
Interest income	(443)	(105)	(553)	(222)
Bank fees and other	2	1	2	1
Net finance expense	$ (333)	$ 76	$ (352)	$ 74